Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Praxis Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Praxis Small Cap Index Fund (formerly named Small Cap Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Index Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.49 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.49%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. small capitalization equities market, as measured by the S&P® SmallCap 600 Index, its benchmark index. As of March 31, 2017, the market capitalization range of the S&P® SmallCap 600 Index was between $29 million and $4.1 billion. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80% of the value of its assets in such securities. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index, including risk and return characteristics.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:
  Respecting the dignity and value of all people
  Building a world at peace and free from violence
  Demonstrating a concern for justice in a global society
  Exhibiting responsible management practices
  Supporting and involving communities
  Practicing environmental stewardship

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments, and some of the Fund’s holdings may underperform its other holdings. Because the value of the Fund’s investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.

		The Fund is also subject to small capitalization company risk. Investments in small capitalization companies may be riskier, more volatile and less liquid than investments in larger, more established companies. Small capitalization companies may not have the size, resources or other assets of large capitalization companies, and may be more vulnerable to economic, market and competitive pressures than larger companies. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of Stewardship Investing screens may contribute to tracking error.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns (i) include the Fund’s performance when the Fund’s portfolio was managed by a sub-adviser and pursued a different investment strategy prior to January 1, 2017; (ii) assume reinvestment of all dividends and distributions; and (iii) would be lower if the Fund’s Class A shares operating expenses had not been limited. The bar chart shows how the performance of the Class A shares has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

		After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year since its inception.

		The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.praxismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A — Annual Total Return Chart For the Periods Ended December 31, 2016
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Quarter Ended June 30, 2009	17.98%
Worst Quarter	Quarter Ended December 31, 2008	(28.06)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2016
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2017, the Fund changed its primary benchmark to the S&P® SmallCap 600 Index and modified its principal investment strategy to seek reflect the performance of the S&P® SmallCap 600 Index. The S&P® SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Praxis Small Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[3]
1 Year	rr_ExpenseExampleYear01	$ 633
3 Years	rr_ExpenseExampleYear03	880
5 Years	rr_ExpenseExampleYear05	1,147
10 Years	rr_ExpenseExampleYear10	$ 1,906
2008	rr_AnnualReturn2008	(39.05%)
2009	rr_AnnualReturn2009	29.73%
2010	rr_AnnualReturn2010	31.79%
2011	rr_AnnualReturn2011	5.63%
2012	rr_AnnualReturn2012	9.26%
2013	rr_AnnualReturn2013	34.63%
2014	rr_AnnualReturn2014	(4.11%)
2015	rr_AnnualReturn2015	(4.53%)
2016	rr_AnnualReturn2016	8.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	2.54%	[4]
5 Year	rr_AverageAnnualReturnYear05	6.66%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[4]
Praxis Small Cap Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[3]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Year	rr_AverageAnnualReturnYear05	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Praxis Small Cap Index Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.22%	[4]
5 Year	rr_AverageAnnualReturnYear05	4.48%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[4]
Praxis Small Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%	[4]
5 Year	rr_AverageAnnualReturnYear05	5.20%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[4]
Praxis Small Cap Index Fund | S&P® SmallCap 600 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.56%	[4],[5]
5 Year	rr_AverageAnnualReturnYear05	16.62%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[4],[5]
Praxis Small Cap Index Fund | S&P® SmallCap 600 Index (reflects no deductions for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.56%	[5]
5 Year	rr_AverageAnnualReturnYear05	16.62%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[5]
Praxis Small Cap Index Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%	[4],[6]
5 Year	rr_AverageAnnualReturnYear05	14.46%	[4],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[4],[6]
Praxis Small Cap Index Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%	[6]
5 Year	rr_AverageAnnualReturnYear05	14.46%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007	[6]

[1]	“Management Fees” have been restated to reflect current fees.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[3]	Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Small Cap Index Fund Class A until April 30, 2018. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of the Fund to 1.10 percent of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 1.10 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.
[4]	(with maximum sales charge)
[5]	Effective January 1, 2017, the Fund changed its primary benchmark to the S&P® SmallCap 600 Index and modified its principal investment strategy to seek reflect the performance of the S&P® SmallCap 600 Index. The S&P® SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
[6]	The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.